UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1: Schedule of Investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 143.5%
Equity Investments(1) — 130.1%
United States — 114.5%
MLP(2)(3) — 35.5%
Access Midstream Partners, L.P.(4)	120	$6,764
Alliance Holdings GP, L.P.	57	3,536
Arc Logistics Partners LP	82	1,656
Atlas Pipeline Partners, L.P.	83	2,548
BreitBurn Energy Partners L.P.	529	10,572
Buckeye Partners, L.P.(4)	234	17,100
Crestwood Equity Partners LP	496	6,655
Crestwood Midstream Partners LP	862	19,304
Crosstex Energy, L.P.	322	9,933
DCP Midstream Partners, LP	525	25,639
El Paso Pipeline Partners, L.P.	139	4,162
Energy Transfer Partners, L.P.(4)(5)	294	16,301
Enterprise Products Partners L.P.(4)(5)	324	21,743
EV Energy Partners, L.P.	242	8,475
Exterran Partners, L.P.	455	13,647
Global Partners LP	333	12,760
Holly Energy Partners, L.P.	13	425
LRR Energy, L.P.	227	3,887
MarkWest Energy Partners, L.P.(6)	305	19,461
Mid-Con Energy Partners, LP	520	12,268
Niska Gas Storage Partners LLC	125	1,658
ONEOK Partners, L.P.	271	14,388
Plains All American Pipeline, L.P.(6)	1,093	59,227
PVR Partners, L.P.(7)	435	11,666
QEP Midstream Partners, LP	213	4,558
Regency Energy Partners LP(7)	1,018	26,735
Sprague Resources LP	73	1,344
Summit Midstream Partners, LP	138	5,605
SunCoke Energy Partners, L.P.	132	4,067
Targa Resources Partners LP(4)	41	2,207
Western Gas Partners, LP(4)	145	9,145
Williams Partners L.P.	361	17,930

		375,366

MLP Affiliate — 28.2%
Enbridge Energy Management, L.L.C.(8)	5,333	142,654
Kinder Morgan Management, LLC(8)	2,230	155,654

		298,308

Marine Transportation — 24.2%
Capital Product Partners L.P.(9)	3,866	41,602
Capital Product Partners L.P. — Class B Units(9)(10)(11)	3,333	35,900
Dynagas LNG Partners LP(9)	751	16,377
Golar LNG Limited(4)	30	1,098
Golar LNG Partners LP(9)	2,024	61,142

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Marine Transportation (continued)

KNOT Offshore Partners LP(9)	771	$22,120
Navios Maritime Partners L.P.(9)	569	9,728
Seaspan Corporation — 7.95% Series D Preferred Shares	400	10,008
Seaspan Corporation — 8.25% Series E Preferred Shares	200	5,010
Teekay Corporation(4)	50	2,987
Teekay Offshore Partners L.P.(4)(9)	1,292	42,342
Teekay Offshore Partners L.P. — Series A Preferred Units(9)	300	7,500

		255,814

Midstream Company — 12.8%
Kinder Morgan, Inc.(4)	944	30,078
ONEOK, Inc.(4)	566	33,453
Plains GP Holdings, L.P.(6)(9)	444	12,432
Spectra Energy Corp.(4)	372	13,853
Targa Resources Corp.(4)	68	6,562
The Williams Companies, Inc.	935	38,629

		135,007

Other Energy — 8.0%
CONSOL Energy Inc.(4)	50	2,005
Ensco plc	123	6,451
HollyFrontier Corporation(4)	114	5,213
Marathon Petroleum Corporation(4)	97	8,173
NiSource Inc.(4)	234	8,144
NRG Yield, Inc.	78	2,973
Peabody Energy Corporation(4)	428	7,511
Phillips 66(4)	50	3,758
Seadrill Limited	379	14,023
Seadrill Partners LLC(9)	174	5,466
The Southern Company(4)	209	8,855
Transocean Ltd.	209	8,853
U.S. Silica Holdings, Inc.(4)	100	3,280

		84,705

Upstream Income Trust — 5.8%
Enduro Royalty Trust	1,679	20,882
Pacific Coast Oil Trust	1,336	18,310
VOC Energy Trust	916	14,047
Whiting USA Trust II	578	7,429

		60,668

Total United States (Cost — $783,689)		1,209,868

Canada — 15.6%
Upstream Income Trust — 11.1%
ARC Resources Ltd.	427	11,513
Baytex Energy Corp.(12)	364	13,281
Bonavista Energy Corporation(5)	1,257	18,080
Crescent Point Energy Corp.	1,204	42,259
Pengrowth Energy Corporation	4,846	32,660

		117,793

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream Company — 4.5%
Enbridge Inc.	301	$12,714
Gibson Energy Inc.(5)	77	1,886
Inter Pipeline Ltd.	199	5,388
Pembina Pipeline Corporation	763	27,518

		47,506

Total Canada (Cost — $160,925)		165,299

Total Equity Investments (Cost — $944,614)		1,375,167

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 13.4%
United States — 12.7%
Upstream — 9.1%
BlackBrush Oil & Gas, L.P.	(13)	6/3/19	$8,645	8,753
CrownRock LP	7.125%	4/15/21	2,500	2,612
Goodrich Petroleum Corporation	8.875	3/15/19	5,500	5,692
Halcón Resources Corporation	9.750	7/15/20	14,500	15,334
Midstates Petroleum Company, Inc.	10.750	10/1/20	5,700	6,284
Midstates Petroleum Company, Inc.	9.250	6/1/21	7,800	8,288
Parsley Energy, LLC	7.500	2/15/22	4,325	4,552
Penn Virginia Corporation	8.500	5/1/20	4,800	5,280
Resolute Energy Corporation	8.500	5/1/20	3,775	4,020
Rex Energy Corporation	8.875	12/1/20	6,700	7,437
RKI Exploration & Production, LLC	8.500	8/1/21	12,500	13,500
Sanchez Energy Corporation	7.750	6/15/21	7,750	8,138
Vantage Energy, LLC	(14)	12/31/18	6,000	6,015

				95,905

Midstream Company — 2.3%
Kinder Morgan, Inc.	7.750	1/15/32	7,300	7,822
The Williams Companies, Inc.	8.750	3/15/32	14,135	16,913

				24,735

Coal — 1.0%
Arch Coal, Inc.	7.250	6/15/21	13,500	10,935

Marine Transportation — 0.3%
Genco Shipping & Trading Limited(15)	5.000	8/15/15	5,000	2,997

Total United States (Cost — $132,366)				134,572

Canada — 0.7%
Upstream — 0.7%
Athabasca Oil Corporation (Cost— $7,490)	7.500	11/19/17	(16)	6,807

Total Debt Investments (Cost— $139,856)				141,379

Total Long-Term Investments (Cost—$1,084,470)				1,516,546

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(17)
United States
MLP
Access Midstream Partners, L.P.	$60.00	3/21/14	250	$(6)
Buckeye Partners, L.P.	75.00	3/21/14	400	(30)
Energy Transfer Partners, L.P.	55.00	4/18/14	1,000	(150)
Enterprise Products Partners L.P.	67.50	3/21/14	500	(35)
Targa Resources Partners LP	55.00	3/21/14	200	(9)
Western Gas Partners, LP	65.00	4/18/14	400	(40)

				(270)

Marine Transportation
Golar LNG Limited	35.00	4/18/14	150	(38)
Golar LNG Limited	40.00	4/18/14	150	(10)
Teekay Corporation	55.00	3/21/14	500	(237)
Teekay Offshore Partners L.P.	32.00	3/21/14	150	(18)
Teekay Offshore Partners L.P.	33.00	3/21/14	150	(10)

				(313)

Midstream Company
Kinder Morgan, Inc.	35.00	3/21/14	800	(6)
ONEOK, Inc.	60.00	4/18/14	500	(69)
Spectra Energy Corp.	37.00	4/18/14	400	(40)
Spectra Energy Corp.	38.00	3/21/14	800	(16)
Spectra Energy Corp.	38.00	4/18/14	500	(26)
Targa Resources Corp.	90.00	3/21/14	500	(360)

				(517)

Other Energy
CONSOL Energy Inc.	40.00	4/18/14	500	(83)
HollyFrontier Corporation	47.00	4/18/14	200	(24)
HollyFrontier Corporation	48.00	4/18/14	200	(17)
Marathon Petroleum Corporation	87.50	3/21/14	350	(50)
Marathon Petroleum Corporation	95.00	3/21/14	320	(10)
Marathon Petroleum Corporation	95.00	4/18/14	150	(13)
Marathon Petroleum Corporation	97.50	4/18/14	150	(9)
NiSource Inc.	36.00	4/18/14	300	(14)
Peabody Energy Corporation	18.00	4/18/14	2,000	(128)
Phillips 66	75.00	3/21/14	500	(80)
The Southern Company	42.00	4/18/14	600	(54)
The Southern Company	43.00	4/18/14	565	(24)
U.S. Silica Holdings, Inc.	31.00	3/21/14	500	(97)
U.S. Silica Holdings, Inc.	32.00	3/21/14	250	(33)
U.S. Silica Holdings, Inc.	33.00	3/21/14	250	(24)

				(660)

Total Call Option Contracts Written (Premium Received — $1,424)				(1,760)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Value
Credit Facility	$(56,000)
Notes	(275,000)
Mandatory Redeemable Preferred Stock at Liquidation Value	(120,000)
Other Liabilities	(21,178)

Total Liabilities	(473,938)
Other Assets	14,418

Total Liabilities in Excess of Other Assets	(459,520)

Net Assets Applicable To Common Stockholders	$1,057,026

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.5% of its total assets invested in publicly-traded partnerships at February 28, 2014. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(6)	The Fund believes that it is an affiliate of MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P.

(7)	On March 21, 2014, PVR Partners, L.P. completed its merger with Regency Energy Partners LP.

(8)	Dividends are paid-in-kind.

(9)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for RIC qualification purposes.

(10)	Fair valued security, restricted from public sale.

(11)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(12)	On February 6, 2014, Baytex Energy Corp. (“Baytex”) issued subscription receipts to partially fund the acquisition of Aurora Oil & Gas Ltd (the “Aurora Acquisition”). Each subscription receipt entitles the holder to one share of Baytex common stock upon closing of the Aurora Acquisition as well as any dividends paid by Baytex on its common stock from February 6, 2013 through the closing date of the Aurora Acquisition.

(13)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.25% LIBOR floor (7.75% as of February 28, 2014).

(14)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 750 basis points with a 1.00% LIBOR floor (8.50% as of February 28, 2014).

(15)	Security is convertible into common shares of the issuer.

(16)	Principal amount is 7,500 Canadian dollars.

(17)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2014, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Capital Product Partners L.P.
Class B Units	5/21/12	(2)	3,333	$24,757	$35,900	$10.77	3.4%	2.3%
Level 2 Investments(3)
Senior Notes and Secured Term Loans
Athabasca Oil Corporation	(4)	(2)	(5)	$7,490	$6,807	n/a	0.6%	0.4%
BlackBrush Oil & Gas, L.P.	(4)	(6)	8,645	8,607	8,753	n/a	0.8	0.6
CrownRock LP	(4)	(6)	2,500	2,500	2,613	n/a	0.2	0.2
Parsley Energy, LLC	(4)	(6)	4,325	4,376	4,552	n/a	0.5	0.3
RKI Exploration & Production, LLC	7/15/13	(6)	12,500	12,695	13,500	n/a	1.3	0.9
Sanchez Energy Corporation	(4)	(2)	7,750	7,750	8,138	n/a	0.8	0.5
Vantage Energy, LLC	12/19/13	(6)	6,000	5,941	6,015	n/a	0.6	0.4

Total				$49,359	$50,378		4.8%	3.3%

Total of all restricted securities				$74,116	$86,278		8.2%	5.6%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Unregistered or restricted security of a publicly-traded company.

(3)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(4)	Security was acquired at various dates during the three months ended February 28, 2014 and/or in prior fiscal years.

(5)	Principal amount is 7,500 Canadian dollars.

(6)	Unregistered security of a private company.

At February 28, 2014, the cost basis of investments for federal income tax purposes was $1,100,347. At February 28, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$457,325
Gross unrealized depreciation	(41,126)

Net unrealized appreciation	$416,199

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2014 and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,375,167	$1,339,267	$—	$35,900
Debt investments	141,379	—	141,379	—

Total assets at fair value	$1,516,546	$1,339,267	$141,379	$35,900

Liabilities at Fair Value
Call option contracts written	$1,760	$—	$1,760	$—

For the three months ended February 28, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2014.

Equity Investments
Balance — November 30, 2013	$31,767
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	4,133

Balance — February 28, 2014	$35,900

The $4,133 of unrealized gains presented in the table above for the three months ended February 28, 2014 relate to investments that are still held at February 28, 2014.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2014
Call options	Call option contracts written	$(1,760)

The following table sets forth the effect of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments		For the Three Months Ended February 28, 2014
	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$1,252	$(92)

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2014, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	98.2%
Equity securities	90.7%
Debt securities	9.3%
MLP securities(1)	24.8%
Largest single issuer	10.3%
Restricted securities	5.7%

(1)	MLP securities consist of master limited partnerships and limited liability companies taxed as partnerships.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2014 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits.

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2014

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2014